Revenues	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Revenues

Note 13 – Revenues

	For the year ended December 31
	2020	2021	2022
Consumables	554	1,631	5,487
Support services	654	1,117	3,217
Sales of systems	2,191	7,250	34,929
Research and development services	—	495	—
Total revenue	3,399	10,493	43,633

Revenues per geographical locations:

	For the year ended December 31
	2020	2021	2022
America	1,263	2,513	14,309
Asia Pacific	1,362	743	4,361
Europe and Israel (*)	774	7,237	24,963
Total revenue	3,399	10,493	43,633

(*)	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts.

Timing of revenue recognition:

	For the year ended December 31
	2020	2021	2022
Goods and services transferred over time	654	1,074	3,217
Goods transferred at a point in time	2,745	9,419	40,416
Total revenue	3,399	10,493	43,633

The table below provides information regarding receivables and contract liabilities deriving from contracts with customers.

	For the year ended December 31
	2021	2022
Trade receivables	3,422	6,342
Contract liabilities	3,021	3,330

The contract liabilities primarily relate to the advance consideration received from customers for contracts giving yearly maintenance for the printer. The revenue is recognized in a straight line basis over the contracts’ period.

Contract costs

Management expects that commissions paid to agents for obtaining contracts are recoverable. The Group applies the expedient included in IFRS 15.94 and recognizes incremental costs for obtaining the contract as an expense as incurred, where the amortization period of the asset it would have otherwise recognized is one year or less.